Summary of Significant Accounting Policies (Details) - Schedule of intangible assets estimated useful lives using the straight-line method - Minimum [Member]	12 Months Ended
Dec. 31, 2021
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	3 years
License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	10 years
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	4 years
Credit rating system [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	10 years